ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]

7. ACCOUNTS RECEIVABLE

The Corporation's accounts receivable is comprised mainly of amounts owing to the Corporation by loyalty program partners for redemption and other services, and other amounts related to taxes. Accounts receivable in 2020 also included government subsidies receivable. Accounts receivable are comprised of:

As at December 31	2021	2020
Trade accounts receivable	$9,941	$2,752
Allowance for doubtful accounts	(37)	(169)
Net trade accounts receivable	9,904	2,583
Other receivables	3,195	976
Accounts receivable	$13,099	$3,559

The Corporation's exposure to credit and currency risks related to accounts receivable is disclosed in Note 20.